Issued Capital and Reserves - Summary of Preferred Shares (Detail) - $ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021	Jan. 01, 2019
Disclosure in Tabular Form of Movement in Preferred Shares including that Classified as a Liability [Line Items]
Beginning balance, Shares		87	87	87
Treasury shares	[1]	(41)
Issuance of shares		20
Par value per share		$ 0.00001	$ 0.00001	$ 0.00001		$ 0.00001
Ending balance, Shares		66	87	87
Series A Preferred Stock [Member]
Disclosure in Tabular Form of Movement in Preferred Shares including that Classified as a Liability [Line Items]
Beginning balance, Shares		4,723,330	4,723,330	4,723,330
Redemption / Issuance of shares
Treasury shares	[1]	(2,176,000)
Ending balance, Shares		2,547,330	4,723,330	4,723,330
Series B Preferred Stock [Member]
Disclosure in Tabular Form of Movement in Preferred Shares including that Classified as a Liability [Line Items]
Beginning balance, Shares		3,117,915	3,117,915	3,117,915
Treasury shares	[1]	(1,725,784)
Ending balance, Shares		1,392,131	3,117,915	3,117,915
Series B One Preferred Stock [Member]
Disclosure in Tabular Form of Movement in Preferred Shares including that Classified as a Liability [Line Items]
Beginning balance, Shares		899,153	899,153	899,153
Treasury shares	[1]	(226,629)
Ending balance, Shares		672,524	899,153	899,153
Series X Preferred Stock Classified as Liability [Member]
Disclosure in Tabular Form of Movement in Preferred Shares including that Classified as a Liability [Line Items]
Issuance of shares	[2]	2,033,230
Par value per share					$ 0.00001
Ending balance, Shares		2,033,230

[1]	See Note 17 in relation to the preferred shareholder transaction.
[2]	Issuance of 2,033,320 Nettar Series X Preferred shares were classified as liabilities on the Consolidated Statement of Financial Position.